Income taxes - Reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate and the actual provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Expected income tax at PRC income tax rate	¥ 305,864,072	$ 44,346,122	¥ 297,700,096	¥ (400,383,534)
Other expenses not deductible for income tax purposes	4,399,168	637,819	24,325,078	26,628,325
Share based compensation expense not deductible for income tax purposes	13,384,454	1,940,563	22,108,693	20,035,035
Effect of tax holiday and preferential tax rate	(15,977,099)	(2,316,462)	(25,716,398)	2,160,562
Effect of different tax rate of subsidiary operation in other jurisdictions	319,679	46,349	1,535,280	3,712,755
Effect of change in tax rate				(1,547,465)
Research and development tax deduction	(16,996,590)	(2,464,274)	(14,040,027)
Unrecognized tax benefits for prior years' transfer pricing arrangement			(22,239,451)	32,092,388
Change in valuation allowance	101,490,352	14,714,718	99,384,200	9,155,075
Others	(3,126,423)	(453,287)	(14,321,770)	8,268,224
Total income tax expense (benefit)	¥ 389,357,613	$ 56,451,548	¥ 368,735,701	¥ (299,878,635)